Performance Management - Rayliant-ChinaAMC Transformative China Tech ETF	Jan. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has not yet completed a full calendar year of performance, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost by visiting https://funds.rayliant.com or by calling (866) 949-4945.

Performance One Year or Less [Text]	Because the Fund has not yet completed a full calendar year of performance, the performance section is omitted.
Performance Availability Website Address [Text]	https://funds.rayliant.com
Performance Availability Phone [Text]	(866) 949-4945